American Funds® Global Balanced Fund
Investment portfolio
January 31, 2025
unaudited

Common stocks 63.37% Information technology 10.38%	Shares	Value (000)
Broadcom, Inc.	3,434,266	$759,900
Microsoft Corp.	1,441,573	598,339
Apple, Inc.	1,630,285	384,747
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,217,200	377,340
Accenture PLC, Class A	520,431	200,340
Texas Instruments, Inc.	695,505	128,397
ASML Holding NV	125,000	92,730
TDK Corp.	5,973,200	71,959
Salesforce, Inc.	191,743	65,519
GlobalWafers Co., Ltd.[1]	189,957	1,972
		2,681,243
Health care 9.22%
Sanofi	3,231,506	350,523
Gilead Sciences, Inc.	2,705,350	262,960
Abbott Laboratories	1,976,818	252,894
Eli Lilly and Co.	289,934	235,160
Novo Nordisk AS, Class B	2,306,365	194,702
Vertex Pharmaceuticals, Inc.[2]	364,974	168,501
DexCom, Inc.[2]	1,750,000	151,952
UnitedHealth Group, Inc.	269,086	145,976
Stryker Corp.	231,286	90,500
GE HealthCare Technologies, Inc.	864,149	76,304
Molina Healthcare, Inc.[2]	237,437	73,703
Alnylam Pharmaceuticals, Inc.[2]	269,513	73,122
Medtronic PLC	792,422	71,968
AbbVie, Inc.	349,502	64,273
CVS Health Corp.	617,544	34,879
Danaher Corp.	135,587	30,201
Novartis AG	267,288	28,013
AstraZeneca PLC	187,089	26,343
Takeda Pharmaceutical Co., Ltd.	966,800	25,982
BioMarin Pharmaceutical, Inc.[2]	383,737	24,314
		2,382,270
Industrials 8.87%
RTX Corp.	3,363,645	433,742
Carrier Global Corp.	2,573,030	168,225
Safran SA3	663,555	164,867
Volvo AB, Class B	5,110,370	141,049
nVent Electric PLC	2,131,588	138,745
General Dynamics Corp.	536,062	137,757
BAE Systems PLC	7,980,428	120,766
Daikin Industries, Ltd.	963,600	113,536
Recruit Holdings Co., Ltd.	1,328,400	92,872
Uber Technologies, Inc.[2]	1,364,402	91,210
American Funds Global Balanced Fund — Page 1 of 31

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Deutsche Post AG	2,400,568	$86,630
Honeywell International, Inc.	375,854	84,086
CSX Corp.	2,197,066	72,218
Airbus SE, non-registered shares	336,540	58,156
Melrose Industries PLC	7,231,707	54,731
Kingspan Group PLC	679,748	47,208
PACCAR, Inc.	381,980	42,354
Rolls-Royce Holdings PLC[2]	5,508,989	41,269
United Rentals, Inc.	47,456	35,974
General Electric Co.	172,256	35,066
Caterpillar, Inc.	86,308	32,058
Waste Management, Inc.	137,138	30,206
L3Harris Technologies, Inc.	120,935	25,639
Boeing Co. (The)[2]	124,428	21,964
AtkinsRealis Group, Inc.	416,456	20,867
		2,291,195
Financials 8.76%
Banco Bilbao Vizcaya Argentaria, SA	21,897,387	249,458
Chubb, Ltd.	858,691	233,461
B3 SA - Brasil, Bolsa, Balcao	113,391,216	217,118
ING Groep NV	10,356,120	172,370
Morgan Stanley	1,240,397	171,708
Münchener Rückversicherungs-Gesellschaft AG	285,279	154,550
BlackRock, Inc.	125,983	135,495
HDFC Bank, Ltd. (ADR)	1,692,514	102,634
HDFC Bank, Ltd.	1,565,896	30,719
JPMorgan Chase & Co.	486,372	130,007
Zurich Insurance Group AG	169,233	102,622
Standard Chartered PLC	7,578,743	102,327
Mizuho Financial Group, Inc.	2,333,100	64,187
Capital One Financial Corp.	289,654	59,005
BNP Paribas SA	737,394	50,255
NatWest Group PLC	8,656,384	46,238
Progressive Corp.	159,840	39,391
AIA Group, Ltd.	5,017,400	35,292
Great-West Lifeco, Inc.	1,061,475	34,320
Goldman Sachs Group, Inc.	51,123	32,739
Marsh & McLennan Companies, Inc.	136,160	29,530
3i Group PLC	606,622	29,212
Aegon, Ltd.	3,355,694	21,878
PNC Financial Services Group, Inc.	92,174	18,522
		2,263,038
Consumer discretionary 5.87%
Amazon.com, Inc.[2]	1,592,914	378,604
Home Depot, Inc.	444,530	183,137
LVMH Moët Hennessy-Louis Vuitton SE	219,262	157,982
Royal Caribbean Cruises, Ltd.	493,438	131,551
Ferrari NV	227,714	97,580
Ferrari NV (EUR denominated)	50,004	21,520
Compagnie Financière Richemont SA, Class A	597,147	114,469
InterContinental Hotels Group PLC	562,241	75,251
Midea Group Co., Ltd., Class A	6,436,696	65,733
Las Vegas Sands Corp.	1,136,712	52,096
American Funds Global Balanced Fund — Page 2 of 31

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	153,598	$44,344
Starbucks Corp.	399,531	43,021
Sony Group Corp.	1,862,100	41,064
Hasbro, Inc.	683,276	39,521
adidas AG	97,321	25,703
Restaurant Brands International, Inc.[3]	376,586	23,175
Viking Holdings, Ltd.[2]	270,319	13,686
ITC Hotels, Ltd.[2]	3,803,524	7,156
		1,515,593
Communication services 5.61%
Meta Platforms, Inc., Class A	863,140	594,859
Alphabet, Inc., Class A	2,127,682	434,090
Alphabet, Inc., Class C	469,121	96,451
Netflix, Inc.[2]	133,218	130,122
TELUS Corp.	4,343,793	63,004
Comcast Corp., Class A	1,578,571	53,135
Omnicom Group, Inc.	608,198	52,785
Universal Music Group NV3	902,128	25,146
		1,449,592
Consumer staples 4.55%
Philip Morris International, Inc.	1,964,273	255,748
Imperial Brands PLC	7,322,616	247,073
ITC, Ltd.	38,035,244	196,100
British American Tobacco PLC	3,511,238	139,099
Ajinomoto Co., Inc.	3,460,345	138,858
Suntory Beverage & Food, Ltd.[3]	3,372,500	104,759
Nestlé SA	668,117	56,809
Seven & i Holdings Co., Ltd.	2,322,000	36,846
		1,175,292
Materials 3.77%
Freeport-McMoRan, Inc.	8,219,753	294,678
Linde PLC	266,562	118,919
Glencore PLC	25,387,711	110,214
Air Products and Chemicals, Inc.	314,807	105,542
Smurfit Westrock PLC	1,722,746	91,460
International Paper Co.	1,327,471	73,847
Nitto Denko Corp.	3,084,400	54,605
Rio Tinto PLC	658,419	39,752
Vale SA (ADR), ordinary nominative shares	3,691,051	34,290
Air Liquide SA2	160,399	27,968
Celanese Corp.	310,825	22,081
		973,356
Utilities 3.32%
DTE Energy Co.	1,693,660	203,036
Constellation Energy Corp.	625,000	187,487
Duke Energy Corp.	963,219	107,871
E.ON SE	9,005,096	106,693
PG&E Corp.	5,334,000	83,477
SembCorp Industries, Ltd.	17,150,600	70,216
American Funds Global Balanced Fund — Page 3 of 31

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
CenterPoint Energy, Inc.	1,578,585	$51,414
Dominion Energy, Inc.	824,934	45,858
		856,052
Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	9,639,058	292,816
Shell PLC (GBP denominated)	3,116,020	102,229
TC Energy Corp. (CAD denominated)	2,054,863	92,595
Chevron Corp.	464,155	69,247
Neste OYJ	1,812,274	22,846
Cameco Corp. (CAD denominated)	266,992	13,203
		592,936
Real estate 0.72%
CTP NV	6,416,117	106,677
Embassy Office Parks REIT	18,617,655	79,418
		186,095
Total common stocks (cost: $11,158,098,000)		16,366,662
Preferred securities 0.06% Consumer discretionary 0.06%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	253,925	16,237
Total preferred securities (cost: $20,571,000)		16,237
Convertible stocks 0.33% Utilities 0.33%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,076,362	86,128
Total convertible stocks (cost: $88,252,000)		86,128
Bonds, notes & other debt instruments 30.86% Bonds & notes of governments & government agencies outside the U.S. 12.71%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	154
Asian Development Bank 1.125% 6/10/2025	GBP460	564
Asian Development Bank 6.20% 10/6/2026	INR117,500	1,345
Asian Development Bank 6.72% 2/8/2028	1,339,880	15,431
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	15,499
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	46,110	27,268
Austria (Republic of) 0% 2/20/2031	EUR33,610	29,873
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	15,660	16,393
Brazil (Federative Republic of) 0% 4/1/2025	BRL6,155	1,032
Brazil (Federative Republic of) 10.00% 1/1/2029	150,951	22,441
Brazil (Federative Republic of) 10.00% 1/1/2031	820,175	115,633
Brazil (Federative Republic of) 10.00% 1/1/2035	354,589	46,683
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	13,205	1,970
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	126,194	18,072
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	13,161	1,841
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	8,221
Canada (Government) 2.25% 6/1/2025	CAD39,295	26,988
Canada (Government) 0.25% 3/1/2026	15,710	10,532
American Funds Global Balanced Fund — Page 4 of 31

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Canada (Government) 3.50% 3/1/2028	CAD56,463	$39,818
Canada (Government) 1.50% 12/1/2031	55,800	35,058
Canada (Government) 2.00% 6/1/2032	810	523
Canada (Government) 2.75% 12/1/2048	9,900	6,271
Chile (Republic of) 4.70% 9/1/2030	CLP2,690,000	2,575
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY293,360	41,902
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	260,740	37,216
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	135,240	19,674
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	785,480	118,567
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	338,280	49,187
China (People’s Republic of), Series INBK, 2.11% 8/25/2034	651,780	93,525
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	504
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	7,021
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	209,930	29,048
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	27,693
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,103
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,484
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,837
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	422
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	11,649
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR432,000	4,918
European Bank for Reconstruction and Development 5.25% 1/12/2027	611,400	6,872
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	2,902
European Financial Stability Facility 0.40% 2/17/2025	EUR13,200	13,684
European Financial Stability Facility 0% 10/15/2025	1,200	1,225
European Investment Bank 0.375% 9/15/2027	8,975	8,859
European Investment Bank 0.25% 1/20/2032	36,200	32,000
European Union 0% 7/6/2026	11,400	11,455
European Union 0.25% 10/22/2026	4,555	4,571
European Union 2.875% 12/6/2027	2,810	2,956
European Union 0% 6/2/2028	10,920	10,475
French Republic O.A.T. 0.75% 2/25/2028	2,390	2,356
French Republic O.A.T. 0% 11/25/2030	130,490	115,545
French Republic O.A.T. 1.25% 5/25/2034	20,510	18,066
French Republic O.A.T. 3.25% 5/25/2045	6,700	6,608
French Republic O.A.T. 0.75% 5/25/2052	380	199
French Republic O.A.T. 3.00% 5/25/2054	310	279
Germany (Federal Republic of) 0% 4/16/2027	75,355	74,743
Germany (Federal Republic of) 1.30% 10/15/2027	2,900	2,949
Germany (Federal Republic of) 0% 8/15/2030	35,175	32,403
Germany (Federal Republic of) 2.20% 2/15/2034	17,490	17,856
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	13,940
Germany (Federal Republic of) 0% 8/15/2050	14,895	7,911
Germany (Federal Republic of) 0% 8/15/2052	1,390	701
Greece (Hellenic Republic of) 1.50% 6/18/2030	5,405	5,278
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	33,719
Greece (Hellenic Republic of) 3.625% 6/15/2035	750	799
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	491
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,418
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR155,709,000	9,395
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	236,416,000	14,315
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	6,324
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	179,793,000	11,605
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	JPY2,200,000	14,008
American Funds Global Balanced Fund — Page 5 of 31

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR943,014,000	$57,987
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	241,959,000	14,532
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	62,682,000	4,193
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	USD1,580	1,584
Inter-American Development Bank 7.00% 1/25/2029	INR1,615,000	18,672
International Bank for Reconstruction and Development 6.75% 9/8/2027	949,200	10,921
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	17,812
Ireland (Republic of) 2.60% 10/18/2034	EUR6,830	7,014
Ireland (Republic of) 3.00% 10/18/2043	9,180	9,596
Ireland (Republic of) 3.15% 10/18/2055	18,565	19,708
Israel (State of) 2.50% 1/15/2030	USD8,900	7,817
Israel (State of) 4.50% 1/17/2033	370	344
Israel (State of) 3.375% 1/15/2050	2,970	1,960
Israel (State of) 3.875% 7/3/2050	550	396
Japan 2.20% 6/20/2054	JPY244,700	1,553
Japan, Series 151, 0.005% 3/20/2027	12,837,850	81,563
Japan, Series 346, 0.10% 3/20/2027	11,295,600	71,912
Japan, Series 352, 0.10% 9/20/2028	4,193,000	26,351
Japan, Series 363, 0.10% 6/20/2031	1,000	6
Japan, Series 145, 1.70% 6/20/2033	1,426,800	9,654
Japan, Series 152, 1.20% 3/20/2035	23,230,950	148,914
Japan, Series 21, 2.30% 12/20/2035	1,360,000	9,632
Japan, Series 176, 0.50% 3/20/2041	7,493,900	39,985
Japan, Series 179, 0.50% 12/20/2041	6,598,100	34,645
Japan, Series 36, 2.00% 3/20/2042	200,000	1,328
Japan, Series 42, 1.70% 3/20/2044	928,200	5,788
Japan, Series 37, 0.60% 6/20/2050	5,484,650	24,680
Japan, Series 70, 0.70% 3/20/2051	1,806,100	8,211
Japan, Series 74, 1.00% 3/20/2052	158,000	766
Japan, Series 76, 1.40% 9/20/2052	2,924,750	15,624
Japan, Series 77, 1.60% 12/20/2052	4,505,550	25,186
Japan, Series 84, 2.10% 9/20/2054	5,255,900	32,598
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,110
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD27,340	16,482
New South Wales Treasury Corp. 4.25% 2/20/2036	44,654	25,413
Norway (Kingdom of) 1.75% 9/6/2029	NOK55,085	4,470
Norway (Kingdom of) 3.625% 4/13/2034	4,010	349
Panama (Republic of) 3.75% 4/17/2026	USD1,000	962
Panama (Republic of) 7.50% 3/1/2031	6,390	6,556
Panama (Republic of) 8.00% 3/1/2038	6,270	6,380
Panama (Republic of) 4.50% 4/1/2056	650	400
Panama (Republic of) 7.875% 3/1/2057	57,849	56,321
Philippines (Republic of) 0.25% 4/28/2025	EUR3,750	3,865
Philippines (Republic of) 0.70% 2/3/2029	4,970	4,659
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	3,645
Portugal Republic 0.475% 10/18/2030	EUR13,170	12,274
Portugal Republic 3.50% 6/18/2038	14,320	15,401
Quebec (Province of) 3.35% 7/23/2039	18,690	19,444
Republic of Italy 0.95% 9/15/2027	626	625
Republic of Italy 1.35% 4/1/2030	15,565	14,980
Republic of Italy 3.50% 2/15/2031	1,200	1,275
Republic of Italy 4.40% 5/1/2033	79,285	88,796
Republic of Italy 4.35% 11/1/2033	63,090	70,312
Republic of Italy 4.20% 3/1/2034	64,634	71,185
Republic of Italy 3.65% 8/1/2035	53,085	55,435
American Funds Global Balanced Fund — Page 6 of 31

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Republic of Italy 4.50% 10/1/2053	EUR14,420	$15,812
Republic of Italy 4.30% 10/1/2054	13,360	14,097
Romania 2.125% 3/7/2028	570	556
Romania 3.624% 5/26/2030	2,455	2,374
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,542
Serbia (Republic of) 6.25% 5/26/2028[5]	USD3,915	4,005
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR284,905	10,089
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW3,342,160	2,298
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	26,409,910	18,085
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	124,727,820	94,605
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	20,511
Spain (Kingdom of) 0.80% 7/30/2027	23,070	23,056
Spain (Kingdom of) 1.45% 4/30/2029	5,780	5,747
Spain (Kingdom of) 0.50% 10/31/2031	14,540	13,024
Spain (Kingdom of) 3.15% 4/30/2033	16,027	16,912
Spain (Kingdom of) 3.55% 10/31/2033	18,434	19,963
Spain (Kingdom of) 3.25% 4/30/2034	10,010	10,574
Spain (Kingdom of) 3.45% 10/31/2034	16,060	17,200
Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,385
Turkey (Republic of) 7.125% 7/17/2032	USD18,760	18,769
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY913,193	22,239
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	81,860	1,776
United Kingdom 0.125% 1/30/2026	GBP450	539
United Kingdom 1.25% 7/22/2027	9,740	11,298
United Kingdom 4.25% 12/7/2027	8,920	11,131
United Kingdom 4.125% 7/22/2029	6,540	8,080
United Kingdom 0.375% 10/22/2030	36,465	36,656
United Kingdom 0.25% 7/31/2031	3,715	3,584
United Kingdom 1.00% 1/31/2032	2,920	2,907
United Kingdom 4.25% 6/7/2032	19,255	23,798
United Kingdom 3.25% 1/31/2033	17,935	20,497
United Kingdom 3.25% 1/22/2044	3,650	3,545
United Kingdom 3.50% 1/22/2045	2,850	2,849
United Kingdom 1.25% 7/31/2051	27,195	15,204
United Kingdom 4.375% 7/31/2054	15,795	17,399
United Kingdom 2.50% 7/22/2065	22,800	16,246
United Mexican States 2.659% 5/24/2031	USD308	253
United Mexican States 6.338% 5/4/2053	2,170	1,943
United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	35,287
United Mexican States, Series M, 7.50% 6/3/2027	17,133	793
United Mexican States, Series M, 7.75% 5/29/2031	17,452	763
United Mexican States, Series M, 7.50% 5/26/2033	208,000	8,683
United Mexican States, Series M, 7.75% 11/23/2034	460,000	19,149
United Mexican States, Series M, 8.00% 11/7/2047	71,410	2,721
United Mexican States, Series M, 8.00% 7/31/2053	1,725,790	64,741
United Mexican States, Series S, 4.00% 10/29/2054[4]	3,169	120
		3,283,933
Mortgage-backed obligations 6.16% Federal agency mortgage-backed obligations 5.20%
Fannie Mae Pool #MA3539 4.50% 12/1/2038[6]	USD82	81
Fannie Mae Pool #FS9792 4.50% 12/1/2050[6]	152	145
Fannie Mae Pool #CB1373 2.00% 8/1/2051[6]	1,597	1,245
Fannie Mae Pool #BV0894 2.00% 1/1/2052[6]	376	294
Fannie Mae Pool #BU8256 2.00% 2/1/2052[6]	1,189	929
American Funds Global Balanced Fund — Page 7 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4577 2.00% 4/1/2052[6]	USD10,320	$8,057
Fannie Mae Pool #CB3394 2.00% 4/1/2052[6]	743	580
Fannie Mae Pool #FS9189 2.00% 5/1/2052[6]	1,533	1,201
Fannie Mae Pool #MA4769 2.00% 9/1/2052[6]	62	48
Fannie Mae Pool #FS3056 2.00% 10/1/2052[6]	4,229	3,297
Fannie Mae Pool #CB4852 4.50% 10/1/2052[6]	25,574	24,128
Fannie Mae Pool #MA4785 5.00% 10/1/2052[6]	81	78
Fannie Mae Pool #MA4805 4.50% 11/1/2052[6]	4,146	3,910
Fannie Mae Pool #FS5520 4.50% 1/1/2053[6]	1,865	1,757
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	273	271
Fannie Mae Pool #FS4191 5.50% 3/1/2053[6]	3,185	3,170
Fannie Mae Pool #CB5912 6.00% 3/1/2053[6]	5,008	5,079
Fannie Mae Pool #MA4978 5.00% 4/1/2053[6]	14,908	14,407
Fannie Mae Pool #MA5009 5.00% 5/1/2053[6]	41,008	39,677
Fannie Mae Pool #FS4840 5.50% 5/1/2053[6]	172	170
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	47	47
Fannie Mae Pool #MA5038 5.00% 6/1/2053[6]	358	346
Fannie Mae Pool #BY3612 5.50% 6/1/2053[6]	299	296
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	170	168
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	4,739	4,584
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	636	630
Fannie Mae Pool #FS6666 5.50% 8/1/2053[6]	13,485	13,369
Fannie Mae Pool #CB7104 5.50% 9/1/2053[6]	22,891	22,778
Fannie Mae Pool #CB7108 5.50% 9/1/2053[6]	6,550	6,490
Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	3,233	3,263
Fannie Mae Pool #CB7331 5.50% 10/1/2053[6]	34,257	33,965
Fannie Mae Pool #CB7332 5.50% 10/1/2053[6]	12,225	12,111
Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	13,094	13,213
Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	15,369	15,512
Fannie Mae Pool #FS6767 6.50% 1/1/2054[6]	2,009	2,073
Fannie Mae Pool #MA5270 5.00% 2/1/2054[6]	2,301	2,224
Fannie Mae Pool #MA5271 5.50% 2/1/2054[6]	1,399	1,383
Fannie Mae Pool #FS7031 6.00% 2/1/2054[6]	3,701	3,754
Fannie Mae Pool #FS7503 6.00% 2/1/2054[6]	2,080	2,096
Fannie Mae Pool #MA5296 5.50% 3/1/2054[6]	1,008	996
Fannie Mae Pool #MA5295 6.00% 3/1/2054[6]	997	1,006
Fannie Mae Pool #CB8337 5.50% 4/1/2054[6]	9,337	9,243
Fannie Mae Pool #CB8536 5.50% 5/1/2054[6]	1,610	1,601
Fannie Mae Pool #FS8131 5.50% 6/1/2054[6]	6,626	6,580
Fannie Mae Pool #DB6878 6.00% 6/1/2054[6]	7,633	7,693
Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	5,312	5,392
Fannie Mae Pool #CB8755 6.00% 6/1/2054[6]	1,699	1,726
Fannie Mae Pool #FS8223 6.00% 6/1/2054[6]	1,528	1,542
Fannie Mae Pool #FS8219 6.00% 6/1/2054[6]	1,387	1,409
Fannie Mae Pool #CB8725 6.50% 6/1/2054[6]	725	750
Fannie Mae Pool #FS8467 5.50% 7/1/2054[6]	11,936	11,857
Fannie Mae Pool #CB8842 5.50% 7/1/2054[6]	10,232	10,159
Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	4,165	4,135
Fannie Mae Pool #CB8838 5.50% 7/1/2054[6]	1,430	1,421
Fannie Mae Pool #DB5213 5.50% 7/1/2054[6]	1,076	1,063
Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	9,536	9,610
Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	7,166	7,280
Fannie Mae Pool #CB8858 6.00% 7/1/2054[6]	4,881	4,958
Fannie Mae Pool #DB6901 6.00% 7/1/2054[6]	4,800	4,839
American Funds Global Balanced Fund — Page 8 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8855 6.00% 7/1/2054[6]	USD3,989	$4,052
Fannie Mae Pool #FS8318 6.00% 7/1/2054[6]	3,539	3,591
Fannie Mae Pool #FS8591 6.00% 7/1/2054[6]	2,783	2,823
Fannie Mae Pool #DB7039 6.00% 7/1/2054[6]	1,204	1,222
Fannie Mae Pool #CB8872 6.50% 7/1/2054[6]	1,107	1,146
Fannie Mae Pool #DB7783 5.50% 8/1/2054[6]	5,862	5,804
Fannie Mae Pool #MA5445 6.00% 8/1/2054[6]	10,412	10,490
Fannie Mae Pool #DB7792 6.00% 8/1/2054[6]	4,952	4,993
Fannie Mae Pool #FS8757 6.00% 8/1/2054[6]	4,786	4,854
Fannie Mae Pool #FS8758 6.00% 8/1/2054[6]	2,659	2,684
Fannie Mae Pool #BU4916 6.00% 8/1/2054[6]	2,476	2,499
Fannie Mae Pool #FS8756 6.00% 8/1/2054[6]	1,944	1,975
Fannie Mae Pool #DC0299 6.00% 8/1/2054[6]	1,639	1,656
Fannie Mae Pool #DB7692 6.00% 8/1/2054[6]	1,613	1,630
Fannie Mae Pool #BU4968 6.00% 8/1/2054[6]	1,571	1,584
Fannie Mae Pool #DB7687 6.00% 8/1/2054[6]	657	667
Fannie Mae Pool #DB7690 6.00% 8/1/2054[6]	495	501
Fannie Mae Pool #DC0296 6.00% 8/1/2054[6]	467	472
Fannie Mae Pool #CB9210 5.50% 9/1/2054[6]	5,646	5,589
Fannie Mae Pool #CB9146 5.50% 9/1/2054[6]	3,337	3,316
Fannie Mae Pool #BU4946 5.50% 9/1/2054[6]	2,885	2,851
Fannie Mae Pool #MA5471 6.00% 9/1/2054[6]	79,994	80,597
Fannie Mae Pool #FS8866 6.00% 9/1/2054[6]	4,834	4,921
Fannie Mae Pool #CB9159 6.00% 9/1/2054[6]	1,113	1,129
Fannie Mae Pool #CB9215 6.00% 9/1/2054[6]	912	929
Fannie Mae Pool #DC1873 6.00% 9/1/2054[6]	85	86
Fannie Mae Pool #MA5496 5.00% 10/1/2054[6]	177,344	171,359
Fannie Mae Pool #CB9333 5.50% 10/1/2054[6]	6,922	6,851
Fannie Mae Pool #BU5361 5.00% 12/1/2054[6]	884	856
Fannie Mae Pool #MA5584 4.50% 1/1/2055[6]	997	939
Freddie Mac Pool #Z40273 4.50% 10/1/2048[6]	232	222
Freddie Mac Pool #QB7061 2.00% 12/1/2050[6]	403	317
Freddie Mac Pool #RA6114 2.00% 2/1/2052[6]	679	530
Freddie Mac Pool #SD4071 2.00% 3/1/2052[6]	869	677
Freddie Mac Pool #SD8266 4.50% 11/1/2052[6]	6,822	6,432
Freddie Mac Pool #SD8276 5.00% 12/1/2052[6]	28,025	27,157
Freddie Mac Pool #SD8287 4.50% 1/1/2053[6]	6,828	6,438
Freddie Mac Pool #SD8323 5.00% 5/1/2053[6]	18,743	18,127
Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	646	625
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	754	747
Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]	195	189
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,821	2,793
Freddie Mac Pool #QG7411 5.50% 7/1/2053[6]	685	679
Freddie Mac Pool #SD3432 6.00% 7/1/2053[6]	1,235	1,257
Freddie Mac Pool #QG9084 5.50% 8/1/2053[6]	2,408	2,385
Freddie Mac Pool #QG9008 5.50% 8/1/2053[6]	2,184	2,166
Freddie Mac Pool #QG9628 5.50% 8/1/2053[6]	2,164	2,142
Freddie Mac Pool #QG9141 5.50% 8/1/2053[6]	1,546	1,534
Freddie Mac Pool #SD3512 6.00% 8/1/2053[6]	526	531
Freddie Mac Pool #SD8363 6.00% 9/1/2053[6]	5,744	5,797
Freddie Mac Pool #SD8370 4.50% 11/1/2053[6]	1,042	981
Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	215,717	208,713
Freddie Mac Pool #SD4571 5.50% 11/1/2053[6]	18,798	18,632
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[6]	675	697
American Funds Global Balanced Fund — Page 9 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8381 4.50% 12/1/2053[6]	USD1,137	$1,071
Freddie Mac Pool #SD8393 4.50% 1/1/2054[6]	243	229
Freddie Mac Pool #SD8401 5.50% 2/1/2054[6]	2,562	2,532
Freddie Mac Pool #SD8402 6.00% 2/1/2054[6]	16,548	16,687
Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	16,166	15,978
Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	3,517	3,564
Freddie Mac Pool #QI3333 6.00% 4/1/2054[6]	715	722
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[6]	21,686	21,545
Freddie Mac Pool #RJ1413 5.50% 5/1/2054[6]	12,560	12,491
Freddie Mac Pool #SD5692 6.00% 5/1/2054[6]	933	946
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[6]	1,888	1,827
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[6]	20,048	19,904
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	2,994	2,974
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[6]	5,616	5,698
Freddie Mac Pool #SD8440 6.50% 6/1/2054[6]	338	347
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[6]	3,280	3,258
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[6]	2,636	2,611
Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	2,083	2,068
Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	12,515	12,618
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[6]	7,559	7,647
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[6]	7,309	7,424
Freddie Mac Pool #SD5813 6.00% 7/1/2054[6]	5,296	5,376
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[6]	3,645	3,716
Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	2,969	3,016
Freddie Mac Pool #SD5873 6.00% 7/1/2054[6]	1,947	1,965
Freddie Mac Pool #SD5896 6.00% 7/1/2054[6]	1,333	1,346
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[6]	2,336	2,312
Freddie Mac Pool #SD6286 5.50% 8/1/2054[6]	1,727	1,716
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[6]	1,605	1,595
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[6]	1,601	1,585
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[6]	1,341	1,331
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[6]	242	241
Freddie Mac Pool #SD8454 6.00% 8/1/2054[6]	17,061	17,189
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[6]	10,113	10,274
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[6]	8,649	8,729
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[6]	6,946	7,048
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[6]	6,623	6,727
Freddie Mac Pool #SD6029 6.00% 8/1/2054[6]	3,023	3,071
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[6]	2,868	2,893
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[6]	2,577	2,657
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[6]	1,545	1,587
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[6]	8,066	7,984
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[6]	5,853	5,784
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[6]	5,020	4,970
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[6]	2,099	2,086
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[6]	1,891	1,877
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[6]	10,409	10,572
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[6]	5,839	5,944
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[6]	5,420	5,497
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[6]	4,975	5,053
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[6]	3,250	3,280
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[6]	630	640
Freddie Mac Pool #SD6288 6.50% 9/1/2054[6]	302	312
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[6]	279	287
American Funds Global Balanced Fund — Page 10 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[6]	USD184	$190
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[6]	101	104
Freddie Mac Pool #SD8471 6.50% 10/1/2054[6]	69	71
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[6]	5,018	4,726
Freddie Mac Pool #SD8473 4.50% 11/1/2054[6]	575	541
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[6]	2,900	2,802
Freddie Mac Pool #SD8474 5.00% 11/1/2054[6]	2,065	1,996
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[6]	3,154	3,048
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[6]	1,676	1,622
Freddie Mac Pool #QX1743 5.00% 12/1/2054[6]	760	735
Freddie Mac Pool #QX2834 5.00% 12/1/2054[6]	247	239
Freddie Mac Pool #QX1414 5.50% 12/1/2054[6]	368	363
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[6]	2,807	2,644
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	304	296
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[6]	45,987	44,767
Uniform Mortgage-Backed Security 4.50% 2/1/2055[6,7]	4,896	4,608
Uniform Mortgage-Backed Security 4.50% 3/1/2055[6,7]	3,333	3,134
Uniform Mortgage-Backed Security 5.00% 3/1/2055[6,7]	8,494	8,194
		1,342,801
Collateralized mortgage-backed obligations (privately originated) 0.52%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[5,6,8]	6,672	6,585
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.651% 5/25/2043[5,6,8]	9,220	9,434
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.251% 6/25/2043[5,6,8]	5,403	5,458
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.051% 7/25/2043[5,6,8]	3,895	3,916
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.151% 1/25/2044[5,6,8]	3,943	3,992
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.451% 5/25/2044[5,6,8]	5,355	5,363
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.001% 5/25/2044[5,6,8]	8,122	8,187
Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.301% 1/25/2045[5,6,8]	4,560	4,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.335% 1/25/2045[5,6,8]	2,621	2,624
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[5,6,9]	17,702	17,802
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[5,6,9]	4,116	4,123
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]	4,302	3,960
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[5,6,9]	6,808	6,843
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[5,6,9]	13,085	13,192
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[5,6,9]	7,726	7,740
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.748% 2/17/2042[5,6,8]	625	627
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	1,635	1,622
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	425	418
American Funds Global Balanced Fund — Page 11 of 31

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[5,6,9]	USD17,717	$17,857
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[5,6,9]	7,952	8,032
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[5,6,8]	2,718	2,713
		135,059
Commercial mortgage-backed securities 0.25%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[6,8]	3,360	3,432
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.121% 9/15/2036[5,6,8]	9,550	9,506
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[5,6]	4,650	4,749
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]	5,765	5,994
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,6,8]	8,811	8,982
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.756% 12/15/2029[5,6,8]	1,506	1,513
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46% 2/5/2045[5,6,8]	5,233	5,260
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[5,6,8]	4,481	4,539
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[5,6,8]	8,259	8,359
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.849% 12/15/2039[5,6,8]	9,144	9,184
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.101% 7/25/2054[5,6,8]	3,401	3,448
		64,966
Other mortgage-backed securities 0.19%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[6]	DKK13,052	1,727
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[6]	130,302	16,420
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[6]	158,016	18,145
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[6]	45,493	4,989
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[6]	46,871	5,129
Realkredit Danmark AS 1.00% 10/1/2053[6]	12,711	1,391
		47,801
Total mortgage-backed obligations		1,590,627
Corporate bonds, notes & loans 6.10% Financials 1.58%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[9]	EUR22,365	21,198
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,9]	USD10,985	11,188
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[9]	EUR3,310	3,714
Aon Corp. 2.85% 5/28/2027	USD1,300	1,247
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[9]	EUR6,200	6,822
Banco Santander, SA 5.147% 8/18/2025	USD8,000	8,016
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	8,470	7,732
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	4,160	3,499
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[9]	EUR800	839
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028)[9]	GBP4,360	5,763
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[9]	USD16,986	17,582
BPCE SA 4.50% 1/13/2033	EUR8,400	9,270
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,9]	USD6,150	6,331
American Funds Global Balanced Fund — Page 12 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,9]	USD418	$425
Chubb INA Holdings, LLC 3.35% 5/3/2026	645	636
Chubb INA Holdings, LLC 4.35% 11/3/2045	665	561
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[9]	1,000	975
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	1,535	1,395
Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	4,821
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	225	220
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	10,270	9,795
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[9]	EUR14,000	13,434
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[9]	GBP4,310	5,284
Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD5,126	5,117
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	1,400	1,329
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	460	440
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	8,780	8,974
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	3,070	2,561
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[9]	9,368	9,338
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	21,055	22,302
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[9]	2,600	2,556
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]	1,073	972
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,195
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[9]	20,143	22,012
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[9]	EUR6,400	7,499
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	14,028
Intesa Sanpaolo SpA 6.50% 3/14/2029[9]	GBP2,945	3,794
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	USD529	510
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[9]	5,320	5,389
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[9]	6,406	6,402
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[9]	9,240	9,079
KfW 1.125% 7/4/2025	GBP8,400	10,273
Lloyds Bank PLC 7.625% 4/22/2025	1,225	1,527
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	USD800	768
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[9]	EUR1,472	1,581
Mastercard, Inc. 2.00% 11/18/2031	USD8,291	6,942
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[9]	7,610	7,805
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	860	833
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	12,080	12,337
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[9]	2,586	2,599
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	949	782
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[9]	EUR8,730	8,298
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[9]	700	688
New York Life Global Funding 1.20% 8/7/2030[5]	USD6,520	5,382
New York Life Global Funding 5.00% 1/9/2034[5]	780	769
New York Life Insurance Co. 3.75% 5/15/2050[5]	1,261	920
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	4,805	5,267
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[9]	1,375	1,397
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,643
Royal Bank of Canada 1.20% 4/27/2026	10,600	10,186
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,201
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,9]	1,000	990
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	1,081	1,079
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	3,810	3,602
American Funds Global Balanced Fund — Page 13 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[9,10]	EUR12,180	$13,075
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	USD18,960	18,959
		407,147
Energy 0.84%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	469
ConocoPhillips Co. 5.30% 5/15/2053	314	289
ConocoPhillips Co. 5.50% 1/15/2055	340	322
Ecopetrol SA 8.625% 1/19/2029	8,650	9,180
Ecopetrol SA 6.875% 4/29/2030	4,507	4,450
Empresa Nacional del Petroleo 5.95% 7/30/2034[5]	5,855	5,800
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,603
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	14,895	14,841
Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,287
Oleoducto Central SA 4.00% 7/14/2027	1,723	1,644
ONEOK, Inc. 2.20% 9/15/2025	535	527
ONEOK, Inc. 3.10% 3/15/2030	3,835	3,485
Petroleos Mexicanos 6.875% 10/16/2025	4,057	4,049
Petroleos Mexicanos 6.875% 8/4/2026	13,674	13,450
Petroleos Mexicanos 6.49% 1/23/2027	77,276	74,781
Petroleos Mexicanos 6.84% 1/23/2030	29,720	26,923
Qatar Energy 1.375% 9/12/2026[5]	680	645
Qatar Energy 3.125% 7/12/2041[5]	19,795	14,577
Raizen Fuels Finance SA 6.45% 3/5/2034[5]	8,145	8,037
Raizen Fuels Finance SA 6.95% 3/5/2054[5]	1,040	1,012
Saudi Arabian Oil Co. 5.25% 7/17/2034[5]	9,230	9,145
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	3,955	3,708
Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,857
TotalEnergies Capital SA 5.488% 4/5/2054	5,800	5,521
		216,602
Utilities 0.77%
Alfa Desarrollo SpA 4.55% 9/27/2051	2,920	2,163
American Electric Power Co., Inc. 1.00% 11/1/2025	500	486
Berkshire Hathaway Energy Co. 3.50% 2/1/2025	4,200	4,200
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	694
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	7,930	8,040
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,980
CMS Energy Corp. 3.00% 5/15/2026	1,420	1,390
Consumers Energy Co. 3.60% 8/15/2032	10,665	9,702
Dominion Energy, Inc. 2.25% 8/15/2031	250	209
Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	7,249
E.ON SE 1.625% 3/29/2031	13,370	12,814
Edison International 4.125% 3/15/2028	USD5,600	5,204
Electricite de France SA 6.25% 5/30/2028	GBP2,900	3,745
Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[9]	EUR800	817
Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[9]	2,200	2,524
Enel Américas SA 4.00% 10/25/2026	USD1,215	1,199
Enel Finance International NV 2.125% 7/12/2028[5]	9,491	8,646
Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	7,505
Engie SA 7.00% 10/30/2028	GBP2,850	3,802
American Funds Global Balanced Fund — Page 14 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Louisiana, LLC 5.15% 9/15/2034	USD3,800	$3,733
Eversource Energy 1.40% 8/15/2026	425	404
Exelon Corp. 3.40% 4/15/2026	4,390	4,325
FirstEnergy Corp. 1.60% 1/15/2026	400	388
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	3,590	3,435
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,305
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[5]	39,450	39,734
Pacific Gas and Electric Co. 3.15% 1/1/2026	400	393
Pacific Gas and Electric Co. 3.30% 3/15/2027	6,426	6,173
Pacific Gas and Electric Co. 2.10% 8/1/2027	305	282
Pacific Gas and Electric Co. 3.30% 12/1/2027	1,000	946
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,049	10,797
Pacific Gas and Electric Co. 4.55% 7/1/2030	6,637	6,285
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,343
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,136
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,081
Pacific Gas and Electric Co. 6.75% 1/15/2053	5,922	6,131
PacifiCorp 5.30% 2/15/2031	60	60
PacifiCorp 5.50% 5/15/2054	100	92
PacifiCorp 5.80% 1/15/2055	200	192
Public Service Company of Colorado 5.75% 5/15/2054	5,460	5,380
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	254
Southern California Edison Co. 2.85% 8/1/2029	525	472
Southern California Edison Co. 5.90% 3/1/2055	600	568
SP Transmission PLC 2.00% 11/13/2031	GBP3,770	3,905
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD3,705	3,428
Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,777
		198,388
Communication services 0.56%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN647,670	31,304
América Móvil, SAB de CV 9.50% 1/27/2031	166,740	7,734
AT&T, Inc. 2.30% 6/1/2027	USD1,000	947
AT&T, Inc. 2.75% 6/1/2031	2,525	2,210
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,308
AT&T, Inc. 5.20% 11/18/2033	GBP6,395	7,878
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,188
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,566
AT&T, Inc. 3.50% 9/15/2053	USD652	441
Comcast Corp. 3.95% 10/15/2025	7,695	7,667
Comcast Corp. 0% 9/14/2026	EUR4,905	4,876
Comcast Corp. 0.25% 5/20/2027	3,570	3,507
Comcast Corp. 0.25% 9/14/2029	5,185	4,791
Comcast Corp. 4.80% 5/15/2033	USD1,400	1,358
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,868
Orange 3.625% 11/16/2031	EUR5,000	5,397
Orange 5.625% 1/23/2034	GBP5,870	7,535
Orange 5.375% 11/22/2050	2,000	2,365
Tencent Holdings, Ltd. 2.39% 6/3/2030[5]	USD3,954	3,485
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,775
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,306
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,376
T-Mobile USA, Inc. 3.70% 5/8/2032	EUR2,590	2,783
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	7,794
American Funds Global Balanced Fund — Page 15 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.00% 2/15/2041	USD500	$357
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	9,166
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	3,931
Verizon Communications, Inc. 4.78% 2/15/2035[5]	USD5,210	4,970
		143,883
Health care 0.49%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,122
AbbVie, Inc. 3.80% 3/15/2025	5,000	4,996
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,954
AbbVie, Inc. 5.05% 3/15/2034	250	248
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	650	628
AbbVie, Inc. 5.50% 3/15/2064	75	72
Amgen, Inc. 5.25% 3/2/2030	402	407
Amgen, Inc. 4.20% 3/1/2033	1,425	1,324
Amgen, Inc. 5.25% 3/2/2033	11,737	11,701
Amgen, Inc. 5.65% 3/2/2053	19,999	19,341
Astrazeneca Finance, LLC 2.25% 5/28/2031	4,757	4,086
Becton, Dickinson and Co. 3.70% 6/6/2027	1,888	1,848
Becton, Dickinson and Co. 4.298% 8/22/2032	12,340	11,675
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,775	14,782
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,594
Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,230	5,051
CVS Health Corp. 5.40% 6/1/2029	8,600	8,661
EMD Finance, LLC 3.25% 3/19/2025[5]	9,675	9,659
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,164
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,721
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,267
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,929
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,324
Stryker Corp. 1.00% 12/3/2031	1,130	1,025
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	1,963
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,697
		126,285
Consumer discretionary 0.48%
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,488
BMW International Investment BV 4.75% 9/4/2030	GBP6,200	7,673
BMW US Capital, LLC 3.90% 4/9/2025[5]	USD2,780	2,777
BMW US Capital, LLC 1.25% 8/12/2026[5]	325	309
Daimler Truck International Finance BV 3.875% 6/19/2029	EUR5,200	5,593
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	USD5,900	5,762
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	1,787	1,767
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,840	5,736
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	9,050
General Motors Financial Co., Inc. 4.90% 10/6/2029	6,000	5,904
Hyundai Capital America 1.50% 6/15/2026[5]	4,850	4,639
Hyundai Capital America 1.65% 9/17/2026[5]	275	261
Hyundai Capital America 2.375% 10/15/2027[5]	4,619	4,321
Hyundai Capital America 2.00% 6/15/2028[5]	3,275	2,972
McDonalds Corp. 1.60% 3/15/2031[10]	EUR5,100	4,868
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	USD11,135	11,175
American Funds Global Balanced Fund — Page 16 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 5.40% 8/8/2028	USD29,498	$29,386
Sands China, Ltd. 2.85% 3/8/2029	3,000	2,692
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	10,380	10,550
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP1,000	1,238
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	USD5,445	5,439
		124,600
Consumer staples 0.41%
Altria Group, Inc. 1.70% 6/15/2025	EUR12,300	12,703
Altria Group, Inc. 2.20% 6/15/2027	6,300	6,440
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,130
BAT Capital Corp. 4.70% 4/2/2027	4,193	4,184
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,532
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,457
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[9]	EUR42,610	43,656
Campbell’s Co. (The) 4.75% 3/23/2035	USD7,085	6,686
Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	5,572
Coca-Cola Co. 4.65% 8/14/2034	USD4,037	3,925
Coca-Cola Co. 3.75% 8/15/2053	EUR1,745	1,821
Conagra Brands, Inc. 1.375% 11/1/2027	USD355	323
Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,806
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,101
Philip Morris International, Inc. 4.125% 3/4/2043	819	669
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	972
Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,187
		107,164
Industrials 0.36%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	3,390	2,348
Boeing Co. (The) 3.25% 2/1/2028	650	617
Boeing Co. (The) 6.528% 5/1/2034	39,400	41,640
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,661	8,915
Carrier Global Corp. 2.242% 2/15/2025	210	210
Carrier Global Corp. 2.493% 2/15/2027	277	265
CSX Corp. 2.50% 5/15/2051	275	159
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	936
Honeywell International, Inc. 3.75% 3/1/2036	3,795	3,998
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	USD14,783	14,414
RTX Corp. 4.125% 11/16/2028	5,000	4,894
RTX Corp. 6.10% 3/15/2034	3,535	3,725
RTX Corp. 4.50% 6/1/2042	4,335	3,772
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	200
Union Pacific Corp. 2.80% 2/14/2032	800	697
Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,007
Veralto Corp. 5.45% 9/18/2033	USD3,715	3,738
		92,535
Materials 0.31%
Anglo American Capital PLC 5.375% 4/1/2025[5]	9,050	9,054
Braskem Netherlands Finance BV 4.50% 1/31/2030	8,341	7,138
Braskem Netherlands Finance BV 8.50% 1/12/2031	30,799	31,345
Celanese US Holdings, LLC 6.629% 7/15/2032	2,860	2,939
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	17,025	18,014
American Funds Global Balanced Fund — Page 17 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
POSCO Holdings, Inc. 4.875% 1/23/2027[5]	USD2,110	$2,108
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,209
Verallia SAS 3.875% 11/4/2032	EUR4,900	5,130
		78,937
Information technology 0.22%
Adobe, Inc. 2.15% 2/1/2027	USD3,585	3,435
Broadcom, Inc. 3.15% 11/15/2025	659	651
Broadcom, Inc. 4.00% 4/15/2029[5]	3,915	3,779
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,187
Broadcom, Inc. 3.419% 4/15/2033[5]	6,531	5,714
Broadcom, Inc. 3.137% 11/15/2035[5]	75	61
Lenovo Group, Ltd. 5.875% 4/24/2025	16,810	16,838
Microchip Technology, Inc. 5.05% 2/15/2030	164	163
Microsoft Corp. 3.30% 2/6/2027	2,600	2,550
Oracle Corp. 2.65% 7/15/2026	5,224	5,078
Oracle Corp. 3.25% 11/15/2027	4,246	4,086
SK hynix, Inc. 1.50% 1/19/2026	12,210	11,822
		57,364
Real estate 0.08%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	7,569
COPT Defense Properties, LP 2.75% 4/15/2031	USD180	155
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	EUR7,000	7,249
Equinix, Inc. 3.20% 11/18/2029	USD650	600
Equinix, Inc. 2.15% 7/15/2030	5,662	4,887
Equinix, Inc. 3.00% 7/15/2050	1,738	1,089
VICI Properties, LP 4.375% 5/15/2025	561	561
		22,110
Total corporate bonds, notes & loans		1,575,015
U.S. Treasury bonds & notes 5.40% U.S. Treasury 5.25%
U.S. Treasury 3.00% 7/15/2025	64,451	64,086
U.S. Treasury 4.875% 5/31/2026	815	822
U.S. Treasury 3.75% 8/31/2026	40,780	40,500
U.S. Treasury 4.25% 12/31/2026	231	231
U.S. Treasury 4.00% 1/15/2027	39,430	39,279
U.S. Treasury 4.50% 4/15/2027	77,457	77,920
U.S. Treasury 3.50% 1/31/2028	776	760
U.S. Treasury 4.00% 2/29/2028	2,481	2,464
U.S. Treasury 4.00% 6/30/2028[11]	300,000	297,539
U.S. Treasury 4.375% 8/31/2028	94,464	94,744
U.S. Treasury 4.625% 9/30/2028	125,500	126,922
U.S. Treasury 4.00% 1/31/2029	3,231	3,196
U.S. Treasury 4.125% 3/31/2029	54,850	54,454
U.S. Treasury 4.625% 4/30/2029	19,300	19,531
U.S. Treasury 3.625% 8/31/2029	25,480	24,750
U.S. Treasury 3.50% 9/30/2029	50,010	48,279
U.S. Treasury 0.625% 8/15/2030	22,050	18,025
U.S. Treasury 1.25% 8/15/2031	9,980	8,193
U.S. Treasury 1.375% 11/15/2031[11]	52,150	42,849
U.S. Treasury 1.875% 2/15/2032	31,085	26,288
American Funds Global Balanced Fund — Page 18 of 31

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 5/15/2032	USD35,790	$32,293
U.S. Treasury 2.75% 8/15/2032	27,441	24,452
U.S. Treasury 4.125% 11/15/2032	20,877	20,419
U.S. Treasury 3.875% 8/15/2033[11]	27,488	26,264
U.S. Treasury 4.50% 11/15/2033	3,714	3,710
U.S. Treasury 4.375% 5/15/2034[11]	32,445	32,056
U.S. Treasury 3.875% 8/15/2034	271	257
U.S. Treasury 4.25% 11/15/2034	976	953
U.S. Treasury 1.875% 2/15/2041	19,164	12,921
U.S. Treasury 2.25% 5/15/2041[11]	21,450	15,293
U.S. Treasury 3.25% 5/15/2042	8,565	6,992
U.S. Treasury 3.375% 8/15/2042[11]	60,000	49,734
U.S. Treasury 3.875% 5/15/2043	10,690	9,443
U.S. Treasury 4.75% 11/15/2043	8,091	8,013
U.S. Treasury 4.625% 5/15/2044	571	555
U.S. Treasury 2.875% 11/15/2046	1,750	1,276
U.S. Treasury 2.25% 2/15/2052	18,500	11,229
U.S. Treasury 3.00% 8/15/2052[11]	108,415	77,822
U.S. Treasury 4.00% 11/15/2052	6,851	5,967
U.S. Treasury 3.625% 5/15/2053	7,944	6,466
U.S. Treasury 4.75% 11/15/2053	2,743	2,712
U.S. Treasury 4.625% 5/15/2054	823	799
U.S. Treasury 4.25% 8/15/2054	19,007	17,339
		1,357,797
U.S. Treasury inflation-protected securities 0.15%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	24,320	23,723
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	3,948	4,055
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4,11]	18,589	10,460
		38,238
Total U.S. Treasury bonds & notes		1,396,035
Asset-backed obligations 0.32%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	449	450
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	433	434
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,6]	2,108	2,115
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 3.175% 2/16/2050[5,6]	1,635	1,648
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	8,068	8,120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	7,122	7,332
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,6]	2,878	2,824
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,6]	2,881	2,896
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[5,6]	359	361
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[5,6]	4,104	3,729
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[5,6]	1,434	1,439
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	5,473	5,501
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	1,614	1,625
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	7,757	7,824
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	3,831	3,859
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	13,966	14,173
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	3,554	3,637
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[5,6]	7,677	7,724
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[5,6]	532	533
American Funds Global Balanced Fund — Page 19 of 31

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.957% 11/15/2052[5,6,8]		USD4,379	$4,433
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]		837	838
			81,495
Federal agency bonds & notes 0.14%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]		2,645	2,650
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]		28,875	28,463
Export-Import Bank of Thailand 5.354% 5/16/2029		4,920	4,989
			36,102
Municipals 0.03% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		4,090	2,966
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	3,905
Total municipals			6,871
Total bonds, notes & other debt instruments (cost: $8,574,062,000)			7,970,078
Investment funds 1.24%		Shares
Capital Group Central Corporate Bond Fund[12]		38,741,162	321,164
Total investment funds (cost: $306,301,000)			321,164
Short-term securities 4.55% Money market investments 2.50%
Capital Group Central Cash Fund 4.40%[12,13]		6,444,077	644,536
Commercial paper 1.05%	Weighted average yield at acquisition	Principal amount (000)
Cabot Trail Funding, LLC. 4/29/2025[5]	4.322%	USD50,000	49,467
Caisse des Dépôts et Consignations 5/9/2025	4.230	100,000	98,817
ING (U.S.) Funding, LLC 4/28/2025[5]	4.282	125,000	123,679
			271,963
Bonds & notes of governments & government agencies outside the U.S. 0.67%
British Columbia (Province of) 4/25/2025	4.251	50,000	49,493
Ontario (Province of) 4/30/2025	4.254	125,000	123,664
			173,157
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 3/11/2025	21.301	EGP524,650	10,211
Egypt (Arab Republic of) 3/18/2025	21.154	2,387,325	46,231
			56,442
American Funds Global Balanced Fund — Page 20 of 31

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.11%	Shares	Value (000)
Capital Group Central Cash Fund 4.40%[12,13,14]	140,333	$14,036
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.33%[13,14]	2,712,614	2,713
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.26%[13,14]	2,000,000	2,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.26%[13,14]	2,000,000	2,000
Fidelity Investments Money Market Government Portfolio, Class I 4.27%[13,14]	2,000,000	2,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.26%[13,14]	2,000,000	2,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.31%[13,14]	2,000,000	2,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%[13,14]	2,000,000	2,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.30%[13,14]	800,000	800
		29,549
Total short-term securities (cost: $1,178,253,000)		1,175,647
Total investment securities 100.41% (cost: $21,325,537,000)		25,935,916
Other assets less liabilities (0.41)%		(106,595)
Net assets 100.00%		$25,829,321
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	3,282	2/21/2025	EUR133.50	EUR328,200	$48
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(3,282)	2/21/2025	EUR134.50	EUR(328,200)	$31
American Funds Global Balanced Fund — Page 21 of 31

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2025 (000)
2 Year Euro-Schatz Futures	Long	517	3/10/2025	USD57,289	$(263)
2 Year U.S. Treasury Note Futures	Long	2,034	4/3/2025	418,241	(245)
5 Year Euro-Bobl Futures	Long	2,176	3/10/2025	265,084	(4,314)
5 Year Canadian Government Bond Futures	Long	12	3/31/2025	943	15
5 Year U.S. Treasury Note Futures	Long	4,582	4/3/2025	487,482	(2,747)
10 Year Italy Government Bond Futures	Long	780	3/10/2025	96,971	(2,473)
10 Year French Government Bond Futures	Long	709	3/10/2025	90,748	(1,828)
10 Year Euro-Bund Futures	Short	1,670	3/10/2025	(229,585)	3,599
10 Year Australian Treasury Bond Futures	Short	522	3/17/2025	(36,450)	149
10 Year Japanese Government Bond Futures	Long	58	3/21/2025	52,606	(664)
10 Year U.S. Treasury Note Futures	Long	1,469	3/31/2025	159,891	(503)
10 Year Ultra U.S. Treasury Note Futures	Long	811	3/31/2025	90,325	(150)
10 Year Canadian Government Bond Futures	Long	597	3/31/2025	50,907	969
10 Year UK Gilt Futures	Long	416	3/31/2025	47,851	(141)
20 Year U.S. Treasury Note Futures	Short	161	3/31/2025	(18,339)	(50)
30 Year Euro-Buxl Futures	Long	86	3/10/2025	11,502	(1,038)
30 Year Ultra U.S. Treasury Bond Futures	Long	232	3/31/2025	27,485	(506)
					$(10,190)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,063	CHF	960	UBS AG	2/6/2025	$8
USD	395	RON	1,900	Bank of America	2/6/2025	(1)
USD	715	MYR	3,200	HSBC Bank	2/6/2025	(3)
USD	247	ILS	900	BNP Paribas	2/6/2025	(4)
CNH	105,707	USD	14,399	Bank of America	2/7/2025	39
JPY	10,412,820	USD	66,011	JPMorgan Chase	2/10/2025	1,209
JPY	1,458,030	USD	9,295	JPMorgan Chase	2/10/2025	117
RON	18,395	USD	3,807	HSBC Bank	2/10/2025	27
USD	515	EUR	500	Barclays Bank PLC	2/10/2025	(4)
USD	1,001	EUR	970	BNP Paribas	2/10/2025	(6)
USD	3,518	RON	16,940	Bank of America	2/10/2025	(13)
USD	3,611	RON	17,390	Bank of America	2/10/2025	(14)
EUR	60,680	USD	63,080	BNP Paribas	2/10/2025	(103)
USD	18,038	EUR	17,480	BNP Paribas	2/10/2025	(103)
USD	46,308	JPY	7,264,074	JPMorgan Chase	2/10/2025	(585)
USD	2,349	GBP	1,910	UBS AG	2/11/2025	(19)
USD	4,559	ILS	16,690	UBS AG	2/11/2025	(107)
GBP	15,311	USD	18,646	Citibank	2/14/2025	337
AUD	17,630	USD	10,834	HSBC Bank	2/14/2025	127
CNH	154,024	USD	20,950	UBS AG	2/14/2025	92
USD	591	AUD	962	HSBC Bank	2/14/2025	(7)
USD	1,494	JPY	235,173	Barclays Bank PLC	2/14/2025	(25)
USD	36,380	CNH	267,155	HSBC Bank	2/14/2025	(118)
USD	29,933	CNH	220,063	UBS AG	2/14/2025	(131)
American Funds Global Balanced Fund — Page 22 of 31

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	11,466	JPY	1,801,615	BNP Paribas	2/14/2025	$(169)
USD	145,307	JPY	22,735,050	Barclays Bank PLC	2/14/2025	(1,519)
USD	150,035	JPY	23,474,820	Barclays Bank PLC	2/14/2025	(1,568)
USD	118,474	GBP	97,285	Citibank	2/14/2025	(2,143)
MYR	58,590	USD	13,286	BNP Paribas	2/18/2025	(121)
USD	12,669	MYR	57,010	JPMorgan Chase	2/18/2025	(141)
USD	325	EUR	315	BNP Paribas	2/20/2025	(2)
USD	5,867	EUR	5,685	BNP Paribas	2/20/2025	(35)
USD	7,128	EUR	6,905	Morgan Stanley	2/20/2025	(41)
USD	2,190	GBP	1,800	Bank of America	2/20/2025	(42)
USD	19,040	CNH	139,980	UBS AG	2/20/2025	(88)
USD	108,071	CNH	793,090	Morgan Stanley	2/20/2025	(303)
USD	175,040	CNH	1,284,548	Morgan Stanley	2/20/2025	(491)
USD	39,306	GBP	32,310	Bank of America	2/20/2025	(753)
USD	93,126	CAD	133,409	Standard Chartered Bank	2/21/2025	1,257
USD	63,847	AUD	101,803	Morgan Stanley	2/21/2025	552
USD	10,663	MXN	219,243	Morgan Stanley	2/21/2025	116
USD	29,357	AUD	47,087	JPMorgan Chase	2/21/2025	81
DKK	52,981	USD	7,338	Goldman Sachs	2/21/2025	36
USD	20,611	CHF	18,710	Goldman Sachs	2/21/2025	22
PLN	7,770	EUR	1,819	Morgan Stanley	2/21/2025	21
EUR	13,028	DKK	97,170	Goldman Sachs	2/21/2025	5
NZD	2,224	USD	1,253	HSBC Bank	2/21/2025	2
USD	334	AUD	535	JPMorgan Chase	2/21/2025	1
USD	766	NOK	8,666	Bank of America	2/21/2025	— [15]
USD	4,193	NOK	47,459	Bank of America	2/21/2025	— [15]
NZD	134	USD	76	HSBC Bank	2/21/2025	— [15]
DKK	37,620	EUR	5,044	Goldman Sachs	2/21/2025	(2)
USD	399	DKK	2,885	Bank of America	2/21/2025	(3)
AUD	5,790	USD	3,610	JPMorgan Chase	2/21/2025	(10)
USD	4,011	DKK	28,964	Goldman Sachs	2/21/2025	(19)
USD	7,199	DKK	52,110	Bank of America	2/21/2025	(53)
USD	15,259	JPY	2,376,860	BNP Paribas	2/21/2025	(102)
USD	187,348	EUR	180,560	UBS AG	2/21/2025	(132)
USD	210,300	EUR	202,680	UBS AG	2/21/2025	(149)
USD	40,726	JPY	6,343,840	BNP Paribas	2/21/2025	(272)
USD	74,679	JPY	11,632,674	BNP Paribas	2/21/2025	(499)
USD	82,687	MXN	1,698,695	UBS AG	2/24/2025	1,002
USD	74,973	KRW	108,531,426	JPMorgan Chase	2/24/2025	433
USD	58,176	CNH	422,580	Standard Chartered Bank	2/24/2025	422
MXN	754,111	USD	36,019	Standard Chartered Bank	2/24/2025	244
BRL	23,355	USD	3,781	Citibank	2/24/2025	190
USD	19,511	INR	1,680,183	JPMorgan Chase	2/24/2025	150
USD	11,286	MXN	231,855	UBS AG	2/24/2025	137
USD	10,410	IDR	168,496,982	Citibank	2/24/2025	90
EUR	4,700	USD	4,803	UBS AG	2/24/2025	78
USD	4,220	MXN	86,691	UBS AG	2/24/2025	51
USD	5,183	SEK	56,939	Morgan Stanley	2/24/2025	41
HUF	6,008,510	USD	15,219	HSBC Bank	2/24/2025	39
USD	3,005	NOK	33,927	JPMorgan Chase	2/24/2025	8
USD	284	ZAR	5,275	BNP Paribas	2/24/2025	3
American Funds Global Balanced Fund — Page 23 of 31

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
PLN	166	USD	39	UBS AG	2/24/2025	$1
USD	127	HUF	50,301	HSBC Bank	2/24/2025	— [15]
USD	992	IDR	16,195,295	Morgan Stanley	2/24/2025	— [15]
USD	1,052	INR	91,445	Bank of America	2/24/2025	(1)
USD	41,268	KRW	60,092,107	BNP Paribas	2/24/2025	(4)
USD	105	THB	3,678	JPMorgan Chase	2/24/2025	(4)
KRW	1,551,050	USD	1,076	Citibank	2/24/2025	(11)
USD	14,702	IDR	240,257,025	Bank of America	2/24/2025	(14)
USD	17,896	IDR	292,463,750	Standard Chartered Bank	2/24/2025	(17)
USD	766	CLP	771,668	Morgan Stanley	2/24/2025	(21)
USD	19,007	INR	1,651,410	Citibank	2/24/2025	(23)
EUR	2,186	PLN	9,370	HSBC Bank	2/24/2025	(32)
USD	3,209	CZK	79,304	JPMorgan Chase	2/24/2025	(59)
USD	3,306	PLN	13,880	UBS AG	2/24/2025	(104)
USD	4,078	COP	17,926,122	Morgan Stanley	2/24/2025	(172)
USD	14,904	HUF	6,051,337	Barclays Bank PLC	2/24/2025	(462)
USD	89,236	EUR	87,330	UBS AG	2/24/2025	(1,453)
USD	86,897	BRL	532,393	JPMorgan Chase	2/24/2025	(3,626)
USD	310,770	EUR	298,594	UBS AG	2/25/2025	679
EUR	28,090	CAD	42,100	HSBC Bank	2/25/2025	176
USD	7,465	SGD	10,110	UBS AG	2/25/2025	18
USD	93,060	GBP	75,719	Barclays Bank PLC	2/25/2025	(817)
USD	1,715	EUR	1,650	UBS AG	2/28/2025	1
USD	208	EUR	200	UBS AG	2/28/2025	— [15]
JPY	411,080	USD	2,642	UBS AG	3/5/2025	18
USD	171,679	EUR	164,470	Citibank	3/6/2025	805
USD	123,113	JPY	19,152,590	Citibank	3/6/2025	(832)
USD	24,918	JPY	3,710,021	UBS AG	3/10/2025	898
USD	7,029	JPY	1,062,574	Bank of America	3/10/2025	149
USD	1,379	JPY	205,370	UBS AG	3/10/2025	50
USD	108,433	CNH	794,780	Standard Chartered Bank	3/20/2025	(314)
USD	164,026	CNH	1,202,258	Standard Chartered Bank	3/20/2025	(475)
USD	123,721	EUR	119,080	JPMorgan Chase	3/21/2025	(92)
USD	241,748	EUR	232,680	JPMorgan Chase	3/21/2025	(181)
USD	15,220	BRL	78,770	JPMorgan Chase	4/1/2025	1,885
USD	960	GBP	782	HSBC Bank	4/10/2025	(10)
USD	36,797	GBP	29,829	BNP Paribas	4/10/2025	(180)
USD	17,333	GBP	14,132	HSBC Bank	4/10/2025	(186)
USD	18,166	GBP	14,915	Standard Chartered Bank	4/10/2025	(323)
						$(7,696)
American Funds Global Balanced Fund — Page 24 of 31

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(30)	$—	$(30)
3.5175%	Annual	SOFR	Annual	8/15/2027	156,723	(2,082)	—	(2,082)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP102,605	(9)	—	(9)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	6,265	—	6,265
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP748	(24)	—	(24)
SONIA	Annual	4.36738%	Annual	6/21/2033	1,982	(67)	—	(67)
SONIA	Annual	3.9322%	Annual	2/16/2054	26,120	1,531	—	1,531
						$5,584	$—	$5,584
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL10,610	$(94)	$—	$(94)
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(457)	—	(457)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(793)	—	(793)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	246,450	(4,789)	—	(4,789)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	611,730	(18,944)	—	(18,944)
							$(25,077)	$—	$(25,077)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 1/31/2025[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD408,381	$9,249	$9,389	$(140)
Investments in affiliates12

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.24%
Capital Group Central Corporate Bond Fund	$322,039	$3,747	$—	$—	$(4,622)	$321,164	$3,748
Short-term securities 2.55%
Money market investments 2.50%
Capital Group Central Cash Fund 4.40%[13]	1,049,469	2,170,755	2,575,768	(43)	123	644,536	10,624
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.40%[13,14]	3,244	10,792 [18]				14,036	— [19]
Total short-term securities						658,572
Total 3.79%				$(43)	$(4,499)	$979,736	$14,372
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Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[9]	12/4/2024	$13,346	$13,075	.05%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	5,216	4,868.02
Total		$18,562	$17,943	.07%

[1]	Value determined using significant unobservable inputs.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $28,613,000, which represented .11% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $755,139,000, which represented 2.92% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Step bond; coupon rate may change at a later date.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,943,000, which represented .07% of the net assets of the fund.

[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $88,728,000, which represented .34% of the net assets of the fund.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 1/31/2025.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Amount less than one thousand.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $681,125,000. The average month-end notional amount of futures contracts while held was $2,636,214,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $3,389,121,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,076,860,000 and $570,939,000, respectively.
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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2025 (dollars in thousands):

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,137,242	$164,689	$379,312	$2,681,243
Health care	1,756,707	625,563	—	2,382,270
Industrials	1,370,111	921,084	—	2,291,195
Financials	1,203,930	1,059,108	—	2,263,038
Consumer discretionary	1,006,715	508,878	—	1,515,593
Communication services	1,424,446	25,146	—	1,449,592
Consumer staples	255,748	919,544	—	1,175,292
Materials	740,817	232,539	—	973,356
Utilities	679,143	176,909	—	856,052
Energy	467,861	125,075	—	592,936
Real estate	—	186,095	—	186,095
Preferred securities	—	16,237	—	16,237
Convertible stocks	86,128	—	—	86,128
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,283,933	—	3,283,933
Mortgage-backed obligations	—	1,590,627	—	1,590,627
Corporate bonds, notes & loans	—	1,575,015	—	1,575,015
U.S. Treasury bonds & notes	—	1,396,035	—	1,396,035
Asset-backed obligations	—	81,495	—	81,495
Federal agency bonds & notes	—	36,102	—	36,102
Municipals	—	6,871	—	6,871
Investment funds	321,164	—	—	321,164
Short-term securities	674,085	501,562	—	1,175,647
Total	$12,124,097	$13,432,507	$379,312	$25,935,916

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased on futures (futures style)	$48	$—	$—	$48
Value of options written	31	—	—	31
Unrealized appreciation on futures contracts	4,732	—	—	4,732
Unrealized appreciation on open forward currency contracts	—	11,617	—	11,617
Unrealized appreciation on centrally cleared interest rate swaps	—	7,796	—	7,796
Liabilities:
Unrealized depreciation on futures contracts	(14,922)	—	—	(14,922)
Unrealized depreciation on open forward currency contracts	—	(19,313)	—	(19,313)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,212)	—	(2,212)
Unrealized depreciation on bilateral interest rate swaps	—	(25,077)	—	(25,077)
Unrealized depreciation on centrally cleared credit default swaps	—	(140)	—	(140)
Total	$(10,111)	$(27,329)	$—	$(37,440)
*
Options purchased on futures (future style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2025 (dollars in thousands):
	Beginning value at 11/1/2024	Transfers into Level 3*	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending value at 1/31/2025
Investment securities	$—	$212,978	$184,384	$(33,028)	$(1,221)	$16,199	$—	$379,312
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at January 31, 2025								$16,199
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 1/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common Stocks	$379,312	Recent market information	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment based on proxy (decrease)	1% - 3%	3%	Decrease
Total	$379,312
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-037-0325
American Funds Global Balanced Fund — Page 31 of 31